Net Loss Per Share	6 Months Ended
Jun. 30, 2023
Earnings Per Share [Abstract]
Net Loss Per Share
11.
Net Loss Per Share

Basic net loss per share is calculated by dividing the loss attributable to owners of the Company by the weighted average number of ordinary shares outstanding. Basic and diluted net losses per share are presented as follows:

	Six Months Ended June 30,
	2022	2023
Net loss attributable to owners of the Company (RMB’000)	(401,281)	(211,960)
Weighted average number of ordinary shares outstanding	55,064,947	55,051,351
Basic and diluted net loss per share (RMB)	(7.3)	(3.9)

Share options are considered as potential dilutive shares throughout the reporting periods. However, since the Group had incurred losses for the six months ended June 30, 2022 and 2023, the potential dilutive shares of 174,481 and 149,376, respectively, if converted, were excluded in the computation of diluted net loss per share as their impact would be anti-dilutive. Thus, diluted net loss per share is equivalent to the basic net loss per share.